Pension Plans (Details Textual) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure (Textual) [Abstract]
Pension benefits asset		$ 136	$ 145
Liability for pension benefits		282	270
Expected contribution to defined pension plan for the full year 2012		142
Defined benefit plan estimated employer contributions including exceptional contributions in next fiscal year		91
Earnings Before Interest Tax Depreciation And Amortization	900
US Pension Benefits
Defined Benefit Plan Disclosure (Textual) [Abstract]
Pension benefits asset		0	0
Liability for pension benefits		250	258
Expected return on plan assets		7.30%	7.50%
Number of funds invested in assets		16
Expected contribution to defined pension plan for the full year 2012		40
Accumulated other comprehensive income (loss) net actuarial		332	303
Accumulated benefit obligation		958	895
Defined Benefit Plan Estimated Employee Contributions In Current Fiscal Year	40
US Pension Benefits | US and foreign equities [Member]
Defined Benefit Plan Disclosure (Textual) [Abstract]
Expected return on plan assets		10.40%
Defined benefit plan broad target allocation percentage of assets		50.00%
US Pension Benefits | Debt securities
Defined Benefit Plan Disclosure (Textual) [Abstract]
Expected return on plan assets		4.10%
Defined benefit plan broad target allocation percentage of assets		50.00%
UK Pension Benefits
Defined Benefit Plan Disclosure (Textual) [Abstract]
Pension benefits asset		134	136
Liability for pension benefits		0	0
Expected return on plan assets		7.50%	7.50%
Number of portfolios in which plan's assets divided		13
Number of managers managing plan's assets portfolios		10
Expected contribution to defined pension plan for the full year 2012		81
Defined Benefit Contributions salary sacrifice next fiscal year		12
Accumulated other comprehensive income (loss) net actuarial		831	698
Accumulated benefit obligation		2,519	2,154
Percentage Of On Going Contribution As Percentage Of Members Pensionable Salaries	15.90%
Defined Benefit Plan Estimated Employee Contributions In Current Fiscal Year	12
Defined Benefit Plan Estimated Employer Contributions In Current Fiscal Year Relating To Funding Deficit	55
Defined Benefit Plan Estimated Employer Contributions In Current Fiscal Year Based On Pensionable Salaries	22
Estimated Contributions Made To Defined Benefit Pension Plans In Current Fiscal Year	87
UK Pension Benefits | UK and foreign equities [Member]
Defined Benefit Plan Disclosure (Textual) [Abstract]
Expected return on plan assets		9.03%
Defined benefit plan broad target allocation percentage of assets		44.00%
UK Pension Benefits | Real estate [Member]
Defined Benefit Plan Disclosure (Textual) [Abstract]
Expected return on plan assets		6.53%
Defined benefit plan broad target allocation percentage of assets		5.00%
UK Pension Benefits | Debt securities
Defined Benefit Plan Disclosure (Textual) [Abstract]
Expected return on plan assets		4.57%
Defined benefit plan broad target allocation percentage of assets		27.00%
UK Pension Benefits | Hedge funds
Defined Benefit Plan Disclosure (Textual) [Abstract]
Defined benefit plan broad target allocation percentage of assets		24.00%
International Pension Benefits [Member]
Defined Benefit Plan Disclosure (Textual) [Abstract]
Pension benefits asset		2	9
Liability for pension benefits		32	12
Expected contribution to defined pension plan for the full year 2012		11
Net pension benefit liability		30	3
Accumulated other comprehensive income (loss) net actuarial		(35)	(10)
Accumulated benefit obligation		177	128
Estimated net loss for the international defined benefit plans amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year		(1)
Curtailment gain		0	1	(1)
Expected Defined Benefit Plan Contributions By Employer In Current Fiscal Year	11
401(K) Plan [Member]
Defined Benefit Plan Disclosure (Textual) [Abstract]
Percentage matching contributions other than for former HRH employees				75.00%
Matching contributions under 401 (k) plan		$ 10	$ 10	$ 0